EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The details of the earnings per share calculations for the years ended December 31, 2023, 2022, and 2021, are as follows (shares in millions):

Basic	Years Ended December 31,
	2023	2022	2021
Net income attributable to Honeywell	$5,658	$4,966	$5,542
Weighted average shares outstanding	663.0	677.1	692.3
Earnings per share of common stock—basic	$8.53	$7.33	$8.01

Assuming Dilution	Years Ended December 31,
	2023	2022	2021
Net income attributable to Honeywell	$5,658	$4,966	$5,542
Average shares
Weighted average shares outstanding	663.0	677.1	692.3
Dilutive securities issuable—stock plans	5.2	6.0	8.1
Total weighted average diluted shares outstanding	668.2	683.1	700.4
Earnings per share of common stock—assuming dilution	$8.47	$7.27	$7.91
The diluted earnings per share calculations exclude the effect of stock options when the cost to exercise an option exceeds the average market price of the common shares during the period. In 2023, 2022, and 2021, the weighted average number of stock options excluded from the computations was 4.5 million, 3.5 million, and 1.7 million, respectively. These stock options were outstanding at the end of each of the respective periods.
As of December 31, 2023, and 2022, the total shares outstanding were 651.8 million and 667.6 million, respectively, and as of December 31, 2023, and 2022, total shares issued were 957.6 million.